General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

A.	General description of the Company and its operations

Brenmiller Energy Ltd. (the “Company”) was incorporated and commenced its business operations in Israel in 2012. The Company’s registered offices are in Rosh Ha’Ayin in Israel. On May 25, 2022, the Company’s ordinary shares (the “Ordinary Shares”) were listed and began trading on the Nasdaq Stock Market LLC (“Nasdaq”). On September 11, 2023, the Company’s voluntary delisting of its securities from the Tel Aviv Stock Exchange (“TASE”) took effect (the last trading day was September 7, 2023).

The Company is a technology company that develops, produces, markets and sells thermal energy storage (“TES”) systems based on our proprietary and patented bGen™ technology. The use of the Company’s technology allows electrification and decarbonization of the industrial industry sector resulting in better integration with renewable energy sources and further reduction of carbon emissions. Through 2022, the Company’s main activity was focused on the development of its technology and its application into products and commercial solutions. In 2023, the Company commenced the commercialization of its products and services and is in the process of assembling a new production line to facilitate commercial operations which is planned to commence operation in the second half of 2024.

As of June 30, 2024, the Company has three wholly owned subsidiaries (in Israel, the Netherlands and the United States), that are currently inactive, or are in the early stages of operations (“the Group”).

B.	The impact of the regional war involving Israel

On October 7, 2023, Hamas terrorists invaded southern Israel and launched thousands of rockets in a widespread terrorist attack on Israel. On the same day, the Israeli government declared that the country was at war and the Israeli military began to call-up reservists for active duty, including a few of our employees. Our operations could be disrupted by these and future reserve duty call-ups. While none of our facilities or infrastructure have been damaged since the war broke out on October 7, 2023, the import and export of goods may experience disruptions in and out of Israel as a result of such military conflict and terrorist attacks on the sea routes in the Red Sea region. A prolonged war could result in further military reserve duty call-ups in the future as well as irregularities to our supply chain and the movement of components and raw material into Israel and our finished products exported from Israel. The Company operations, including its production facility, are located in Israel. The war has slowed down the Company’s ability to fully operate the new production facility due to delays in delivery of machinery and shortage in man-power caused by military reserve call-ups, in addition, the Company is required to find alternative sources of materials and supplies and to cope with increasing costs. A negative sentiment may also affect international markets that may, in turn, affect the Company commercially and with regard to its ability to raise funds. Such disruption, including the escalation or expansion to more areas of this war, could materially adversely affect the Company’s business, prospects, financial condition, and results of operations.,

C.	Liquidity

The Company has not yet generated significant revenues from its operations and has an accumulated deficit as of June 30, 2024, as well as a history of net losses and negative operating cash flows. In 2023, the Company commenced the commercialization of its products and services and is currently in the final stages of assembling its new production line that will facilitate the shift in operations from the development stage to commercial operations. However, the Company expects to continue incurring losses and negative cash flows from operations until its products reach profitability.

As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has concluded that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. These condensed financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and services, raising capital through a private and public offerings (including and using of ATM ) and the withdrawal of the second tranche of financing from EIB for the purpose of expanding the production facility capacity and through government grants under approved research and development plans and approved projects. In addition, management is planning to find additional cash sources through additional equity and debt financing (see also Note 8).

There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce, delay, or adjust its operating expenses, including commercialization of existing products or be unable to expand its operations, as desired.